Segmented information - Disclosure of detailed information about geographic allocation of total assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Current assets	$ 202,183	$ 165,585
Mineral properties, plant and equipment and right-of-use assets	388,609	329,429
Other non-current assets	8,259	5,339
Total assets	599,051	500,353
Current liabilities	220,580	110,815
Non-current liabilities	156,813	141,769
Total liabilities	377,393	252,584
Canada [Member]
Disclosure of operating segments [line items]
Current assets	47,307	88,190
Mineral properties, plant and equipment and right-of-use assets	514	111
Other non-current assets	0	0
Total assets	47,821	88,301
Current liabilities	43,712	33,255
Non-current liabilities	27,148	48,300
Total liabilities	70,860	81,555
Ghana [Member]
Disclosure of operating segments [line items]
Current assets	154,876	77,395
Mineral properties, plant and equipment and right-of-use assets	388,095	329,318
Other non-current assets	8,259	5,339
Total assets	551,230	412,052
Current liabilities	176,868	77,560
Non-current liabilities	129,665	93,469
Total liabilities	$ 306,533	$ 171,029